Treasury shares (Details) shares in Thousands	12 Months Ended
Jun. 30, 2020 GBP (£) shares
Disclosure of classes of share capital
Share issue related cost	£ 41,000
Treasury shares, Value
Balance at beginning of the year	415,202,000
Acquisition of treasury shares	(21,305,000)
Balance at end of the year	£ 351,232,000
Treasury shares
Treasury shares, Number of shares
Acquisition of treasury shares | shares	(1,683)
Closing balance | shares	(1,683)
Treasury shares, Value
Acquisition of treasury shares	£ (21,305,000)
Balance at end of the year	£ (21,305,000)